Investments in Partially Owned Entities (LNR) (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Mar. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Proceeds from the sale of LNR	$ 0	$ 240,474,000	$ 0
LNR [Member]
Schedule Of Equity Method Investments [Line Items]
Sales Of Real Estate				1,053,000,000
Impairment loss					27,231,000
LNR [Member] | Vornado Realty Trust [Member]
Schedule Of Equity Method Investments [Line Items]
Proceeds from the sale of LNR				$ 240,474,000